SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of Sales and Adjusted EBITDA by Reportable Segment	The following table provides revenue and Adjusted EBITDA by reportable segment:
Schedule of Revenue and Long-Lived Assets, by Geographic Location
The Company is headquartered and domiciled in Ireland. Revenue by geographic location based on the end customer for the years ended December 31, 2021, December 31, 2020 and December 31, 2019 was as follows:

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019
	(U.S. Dollars in thousands)
United States	$2,313,358	$1,072,472	$971,902
UK	796,474	687,760	721,525
Sweden	613,911	549,447	533,170
Spain	637,123	592,306	562,655
Ireland	416,410	404,482	377,199
Other	1,677,126	1,039,472	1,000,348
Total revenue, net	$6,454,402	$4,345,939	$4,166,799
Long-lived assets are comprised of property, plant and equipment, net. Long-lived assets by geographic location as of December 31, 2021 and December 31, 2020 were as follows:

	Year Ended
	December 31, 2021	December 31, 2020
	(U.S. Dollars in thousands)
United States	$395,437	$14,057
Costa Rica	296,987	—
Vessels and containers on-the-water or in-transit	234,959	—
Honduras	117,419	—
Chile	88,482	79
Ecuador	88,011	—
UK	36,995	42,419
Czech Republic	32,636	27,431
Sweden	30,793	38,597
Denmark	26,578	30,363
Spain	24,993	27,780
Ireland	23,523	26,254
Other	34,037	12,685
Total long-lived assets	$1,430,850	$219,665